Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Receivables [Abstract]
Trade receivables, net	$ 4,003	$ 4,839
Other receivables	129	141
Deposits	121	66
Prepayments	1,244	460
Trade and other current receivables	5,497	5,506
Trade receivables, gross	4,145	5,191
Credit loss allowance	(142)	(352)
Trade and other receivables	$ 4,003	$ 4,839